Label	Element	Value
Steward Small-Mid Cap Enhanced Index Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STEWARD FUNDS, INC.

on behalf of its series

Steward Small-Mid Cap Enhanced Index Fund

(the “Fund”)

Supplement dated March 23, 2020 to the Currently Effective Prospectus and Statement of Additional Information dated August 1, 2019

This Supplement reports the following changes to information in the Fund's Prospectus and Statement of Additional Information dated August 1, 2019.

Risk/Return [Heading]	rr_RiskReturnHeading	Steward Small-Mid Cap Enhanced Index Fund
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A.	Effective immediately, the following information replaces the existing similar disclosure under “Principal Risks of Investing in the Fund” in the Fund’s summary section of the Prospectus.

Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund.

The Fund could lose money due to the effects of a market disruption. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement for future reference.